Document and Entity Information	Sep. 28, 2023
Cover [Abstract]
Entity Registrant Name	AZEK Co Inc.
Amendment Flag	false
Entity Central Index Key	0001782754
Document Type	8-K
Document Period End Date	Sep. 28, 2023
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39322
Entity Tax Identification Number	90-1017663
Entity Address, Address Line One	1330 W Fulton Street 350
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(877)
Local Phone Number	275-2935
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	AZEK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false